Note 5	6 Months Ended
Apr. 30, 2012
Inventory Impairments And Land Option Cost Write Offs [Text Block]
5.  We record impairment losses on inventories related to communities under development and held for future development when events and circumstances indicate that they may be impaired and the undiscounted cash flows estimated to be generated by those assets are less than their related carrying amounts.  If the expected undiscounted cash flows are less than the carrying amount, then the community is written down to its fair value.  We estimate the fair value of each impaired community by determining the present value of the estimated future cash flows at a discount rate commensurate with the risk of the respective community.  For the six months ended April 30, 2012, our discount rates used for the impairments recorded ranged from 16.8% to 18.5%.  Should the estimates or expectations used in determining cash flows or fair value decrease or differ from current estimates in the future, we may need to recognize additional impairments.  We recorded impairment losses, which are included in the Condensed Consolidated Statement of Operations and deducted from inventory, of $2.1 million and $16.3 million for the three months ended April 30, 2012 and 2011, respectively, and $5.2 million and $23.1 million for the six months ended April 30, 2012 and 2011, respectively.

The following tables represent inventory impairments by homebuilding segment for the three and six months ended April 30, 2012 and 2011:

(Dollars in millions)	Three Months Ended April 30, 2012			Three Months Ended April 30, 2011
	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)
Northeast	-	$-	$-	3	$12.3	$70.7
Mid-Atlantic	1	0.1	0.2	2	1.8	9.5
Midwest	-	-	-	-	-	-
Southeast	5	2.0	4.5	-	-	-
Southwest	-	-	-	-	-	-
West	-	-	-	1	2.2	5.1
Total	6	$2.1	$4.7	6	$16.3	$85.3

(Dollars in millions)	Six Months Ended April 30, 2012			Six Months Ended April 30, 2011
	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value(1)
Northeast	5	$2.4	$16.1	5	$17.7	$88.6
Mid-Atlantic	3	0.4	0.8	3	2.1	10.9
Midwest	1	0.1	1.1	-	-	-
Southeast	8	2.3	5.4	-	-	-
Southwest	-	-	-	-	-	-
West	-	-	-	2	3.3	10.6
Total	17	$5.2	$23.4	10	$23.1	$110.1

(1)  Represents carrying value, net of prior period impairments, if any, at the time of recording the applicable period’s impairments.

The Condensed Consolidated Statement of Operations line item entitled “Homebuilding: Inventory impairment loss and land option write-offs” also includes write-offs of options, and approval, engineering and capitalized interest costs that we record when we redesign communities and/or abandon certain engineering costs and we do not exercise options in various locations because the communities' pro forma profitability is not projected to produce adequate returns on investment commensurate with the risk.  Total aggregate write-offs related to these items were $1.1 million and $0.6 million for the three months ended April 30, 2012 and 2011, respectively, and $1.3 million and $7.3 million for the six months ended April 30, 2012 and 2011, respectively.  Occasionally, these write-offs are offset by recovered deposits (sometimes through legal action) that had been written off in a prior period as walk-away costs.  Historically, these recoveries have not been significant in comparison to the total cost written off.

  The following tables represent write-offs of such costs (after giving effect to any recovered deposits in the applicable period) and the number of lots walked away from by homebuilding segment for the three and six months ended April 30, 2012 and 2011:

	Three Months Ended April 30,
	2012		2011
(Dollars in millions)	Number of Walk-Away Lots	Dollar Amount of Write-Offs	Number of Walk-Away Lots	Dollar Amount of Write-Offs

Northeast	-	$0.3	56	$-
Mid-Atlantic	3	0.1	1,522	0.1
Midwest	67	0.1	98	0.4
Southeast	593	0.6	190	0.1
Southwest	165	-	2	-
West	-	-	-	-
Total	828	$1.1	1,868	$0.6

	Six Months Ended April 30,
	2012		2011
(Dollars in millions)	Number of Walk-Away Lots	Dollar Amount of Write-Offs	Number of Walk-Away Lots	Dollar Amount of Write-Offs

Northeast	-	$0.3	1,045	$3.1
Mid-Atlantic	182	0.2	1,774	0.5
Midwest	105	0.1	230	0.4
Southeast	734	0.7	1,173	0.3
Southwest	165	-	70	-
West	-	-	143	3.0
Total	1,186	$1.3	4,435	$7.3

We have decided to mothball (or stop development on) certain communities when we have determined the current performance does not justify further investment at the time.  When we decide to mothball a community, the inventory is reclassified from “Sold and unsold homes and lots under development” to “Land and land options held for future development or sale”.  During the first half of fiscal 2012, we did not mothball any communities but we re-activated two previously mothballed communities and sold three previously mothballed communities.  As of April 30, 2012, the net book value associated with our 54 total mothballed communities was $141.0 million, net of impairment charges of $449.5 million.

During the second quarter of fiscal 2012, we entered into certain model sale leaseback financing arrangements, whereby we sell and leaseback certain of our model homes with the right to participate in the potential profit when the home is sold to a third party at the end of the lease.  As a result of our continued involvement, these sale and leaseback transactions are considered a financing rather than a sale.  Therefore, for purposes of our Condensed Consolidated Balance Sheet, the inventory is reclassified to inventory not owned, with a corresponding liability from inventory not owned for the amount of cash received.